Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	11.80%	13.05%	12.54%	(5.60%)	7.07%